CONTRACTUAL OBLIGATIONS (Narrative) (Details)				1 Months Ended								4 Months Ended	5 Months Ended	10 Months Ended	12 Months Ended
	Nov. 06, 2020 USD ($)	Oct. 09, 2020 USD ($) Shares	Jun. 05, 2020 Shares	Aug. 31, 2021 USD ($)	Apr. 23, 2021 CAD ($) shares	Apr. 23, 2021 USD ($) shares	Mar. 31, 2021 USD ($)	Jan. 31, 2021 Shares	Nov. 17, 2020 USD ($) Shares	May 26, 2020 CAD ($)	May 26, 2020 USD ($)	Sep. 30, 2019 CAD ($)	Apr. 28, 2021 Shares	Apr. 12, 2021 USD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CAD ($)
Disclosure Of Contractual Obligation [Line Items]
Research and development expense												$ 42,009			$ 6,313,988		$ 354,852
Option agreement [Member]
Disclosure Of Contractual Obligation [Line Items]
Non-refundable option fees paid										$ 20,313	$ 15,000
License agreement [Member]
Disclosure Of Contractual Obligation [Line Items]
Signing fee						$ 100,000
Option fees paid						$ 15,000
Signing fee, net of option fees paid					$ 105,502
Signing fee, shares issued | shares					63,000	63,000
Percentage of royalties on net sales under $1 billion					3.00%	3.00%
Percentage of royalties on net sales over $2 billion					4.50%	4.50%
Description of sublicensee revenue of royalty payment accrues					royalty payments being credited toward the annual minimum for the license year in which the royalty payment accrues and 12% on all non-royalty revenue until the Company has raised $7.5 million and then 10% thereafter	royalty payments being credited toward the annual minimum for the license year in which the royalty payment accrues and 12% on all non-royalty revenue until the Company has raised $7.5 million and then 10% thereafter
Annual minimum royalties - Years 1 and 2
Annual minimum royalties - Year 3					5,000
Annual minimum royalties - Year 4					15,000
Annual minimum royalties - Year 5					35,000
Annual minimum royalties - Year 6 and thereafter					50,000
Annual minimum royalties after first commercial sale					250,000
Licensing agreement - prior to any sublicensing agreements, joint ventures or change of control [Member]
Disclosure Of Contractual Obligation [Line Items]
Milestone payments upon dosing first patient in Phase I trial					10,000
Milestone payments upon dosing first patient in the first Phase II trial					50,000
Milestone payments upon dosing first patient in the first Phase III trial					250,000
Milestone payments upon first commercial sale of each clinical indication					2,000,000
Licensing agreement - after any sublicensing agreements, joint ventures or change of control [Member]
Disclosure Of Contractual Obligation [Line Items]
Milestone payments upon dosing first patient in the first Phase II trial					250,000
Milestone payments upon dosing first patient in the first Phase III trial					500,000
Milestone payments upon first commercial sale of each clinical indication					$ 2,000,000
Independent Consultant Agreement [Member]
Disclosure Of Contractual Obligation [Line Items]
Number of options granted | Shares			150,000
Number of RSUs granted | Shares			150,000
Monthly fee authorized by board of directors				$ 25,000			$ 15,000
Independent Contractor Agreement [Member]
Disclosure Of Contractual Obligation [Line Items]
Monthly fee authorized by board of directors				$ 25,000			$ 15,000
Scientific advisory board agreements [Member]
Disclosure Of Contractual Obligation [Line Items]
Number of options granted | Shares									130,000
Number of options cancelled | Shares								20,000
Scientific advisory board agreements [Member] | Bottom of range [member]
Disclosure Of Contractual Obligation [Line Items]
Advisor hourly rate														$ 150
Scientific advisory board agreements [Member] | Top of range [member]
Disclosure Of Contractual Obligation [Line Items]
Advisor hourly rate														$ 160
Consulting agreements [Member]
Disclosure Of Contractual Obligation [Line Items]
Number of options granted | Shares		90,000											302,000
Monthly fee authorized by board of directors									$ 15,000
Advisor hourly rate		$ 130
Research and development expense	$ 66,764
Consulting agreements [Member] | Bottom of range [member]
Disclosure Of Contractual Obligation [Line Items]
Advisor hourly rate																$ 30
Consulting agreements [Member] | Top of range [member]
Disclosure Of Contractual Obligation [Line Items]
Advisor hourly rate																$ 600